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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2004
                                               ----------------------------


Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.):  [  ]  is a restatement.
                                      [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cambridge Investments, Ltd.
         ----------------------------------
Address: 2 Belvedere Place Suite 320
         ----------------------------------
         Mill Valley, California  94941
         ----------------------------------

Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Courtney Tozzi
Title:   Vice President
Phone:   (415) 384-0473

Signature, Place, and Date of Signing:

    /s/ Courtney Tozzi    Mill Valley, California      January 31, 2005
    ------------------    -----------------------      ----------------
       [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                             ------------

Form 13F Information Table Entry Total:         10
                                             ------------

Form 13F Information Table Value Total:        $240,025
                                             ------------
                                             (thousands)


List of Other Included Managers:

{None}


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

         FORM 13F INFORMATION TABLE -CAMBRIDGE INVESTMENTS LTD.12/31/04

        COLUMN 1             COLUMN 2  COLUMN 3   COLUMN 4            COLUMN 5            COLUMN 6     COLUMN 7         COLUMN 8
--------------------------   --------  --------   --------  ----------------------------  --------     --------   ------------------
                                                                                                                  VOTING AUTHORITY
                             TITLE OF             VALUE     SHRS OR               PUT/    INVESTMENT   OTHER      ------------------
NAME OF ISSUER               CLASS     CUSIP      (X1000)   PRN AMOUNT   SH/ PRN   CALL    DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC             COMMON    057224107    13,957  327,092                        SOLE                 327,092
------------------------------------------------------------------------------------------------------------------------------------
BJ SVCS CO                   COMMON    055482103    30,852  662,930                        SOLE                 662,930
------------------------------------------------------------------------------------------------------------------------------------
COOPER CAMERON CORP          COMMON    216640102    24,243  469,116                        SOLE                 469,116
------------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC               COMMON    26874Q100    30,526  961,752                        SOLE                 961,752
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL SANTE FE              COMMON    G3930E101    16,547  499,775                        SOLE                 499,775
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON                  COMMON    406216101    36,503  930,254                                             930,254
------------------------------------------------------------------------------------------------------------------------------------
NOBLE DRILLING CORP          COMMON    G65422100    15,405  309,715                        SOLE                 309,715
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN SEDCO FOREX INC   ORD       G90078109    18,405  434,185                        SOLE                 434,185
------------------------------------------------------------------------------------------------------------------------------------
SMITH INTL INC               COMMON    832110100    17,451  320,747                        SOLE                 320,747
------------------------------------------------------------------------------------------------------------------------------------
SLUMBERGER                   COMMON    806857108    36,136  539,755                        SOLE                 539,755
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                                                   240,025
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